SCHEDULE OF THE ALLOCATION OF PURCHASE CONSIDERATION TO THE FAIR VALUE OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)	Nov. 05, 2025	Jul. 31, 2025
Entrepreneurs resorts limited [member]
IfrsStatementLineItems [Line Items]
Fair value of share considerations		$ 44,250,000
Total purchase price		44,250,000
Acquired cash		961,424
Trade and other receivable		252,706
Inventory		156,328
Prepaid expenses and other current assets		945,476
Property, plant and equipment, net		6,753,000
Intangible assets		2,300,000
Trade payable, accrued expenses and other liabilities		(670,670)
Other non-current liabilities		(104,806)
Long term borrowings and lease liabilities		(2,876,966)
Deferred tax liability		(1,020,211)
Net Identifiable Assets		6,696,281
Goodwill		37,553,719
Cash paid
Pro education [member]
IfrsStatementLineItems [Line Items]
Total purchase price	$ 2,000,000
Acquired cash	96,661
Trade and other receivable	2,069,362
Prepaid expenses and other current assets	382,235
Property, plant and equipment, net	3,922,908
Long term borrowings and lease liabilities	(6,279,361)
Deferred tax liability	(308,000)
Net Identifiable Assets	(815,909)
Goodwill	4,737,478
Cash paid	1,000,000
Cash to be paid by first quarter of 2026	1,000,000
Construction in progress	186,017
Operating right of use asset	1,551,151
Intangible assets	1,400,000
Trade payable, accrued expenses and other liabilities	(3,836,882)
Add: Non-Controlling interest	$ 1,921,569